Acquisitions - Schedule of Intangible Assets Acquired (Detail) - USD ($) $ in Thousands	Apr. 25, 2017	Apr. 13, 2017	Dec. 30, 2016	Apr. 22, 2016
Midwest Automotive Designs [Member]
Business Acquisition [Line Items]
Total intangible assets, net		$ 16,548
Midwest Automotive Designs [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets, net		3,100
Midwest Automotive Designs [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Total intangible assets, net		12,900
Midwest Automotive Designs [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Total intangible assets, net		$ 548
Ferrara Fire Apparatus, Inc. [Member]
Business Acquisition [Line Items]
Total intangible assets, net	$ 32,250
Ferrara Fire Apparatus, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets, net	13,610
Ferrara Fire Apparatus, Inc. [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Total intangible assets, net	14,080
Ferrara Fire Apparatus, Inc. [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Total intangible assets, net	3,030
Ferrara Fire Apparatus, Inc. [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Total intangible assets, net	$ 1,530
Renegade R V [Member]
Business Acquisition [Line Items]
Total intangible assets, net			$ 6,400
Renegade R V [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets, net			1,600
Renegade R V [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Total intangible assets, net			4,100
Renegade R V [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Total intangible assets, net			$ 700
Kovatch Mobile Equipment [Member]
Business Acquisition [Line Items]
Total intangible assets, net				$ 10,950
Kovatch Mobile Equipment [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets, net				2,400
Kovatch Mobile Equipment [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Total intangible assets, net				$ 8,550